Schedule of property and equipment (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	$ 2,911
Additions	166
Depreciation	(174)	$ (111)
Property and equipment, ending balance	2,903
Accumulated depreciation	(2,903)
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	39,552
Property and equipment, ending balance	39,718
Accumulated depreciation	(39,718)
Accumulated depreciation [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	36,641
Property and equipment, ending balance	36,815
Accumulated depreciation	(36,815)
Air craft and engines [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	1,363
Additions
Depreciation	(39)
Property and equipment, ending balance	1,324
Accumulated depreciation	(1,324)
Air craft and engines [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	11,684
Property and equipment, ending balance	11,684
Accumulated depreciation	(11,684)
Air craft and engines [member] | Accumulated depreciation [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	10,321
Property and equipment, ending balance	10,360
Accumulated depreciation	(10,360)
Radar and mapping equipment [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	1,285
Additions	111
Depreciation	(123)
Property and equipment, ending balance	1,273
Accumulated depreciation	(1,273)
Radar and mapping equipment [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	26,166
Property and equipment, ending balance	26,277
Accumulated depreciation	(26,277)
Radar and mapping equipment [member] | Accumulated depreciation [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	24,881
Property and equipment, ending balance	25,004
Accumulated depreciation	(25,004)
Furniture and fixtures [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	28
Additions
Depreciation	(2)
Property and equipment, ending balance	26
Accumulated depreciation	(26)
Furniture and fixtures [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	377
Property and equipment, ending balance	377
Accumulated depreciation	(377)
Furniture and fixtures [member] | Accumulated depreciation [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	349
Property and equipment, ending balance	351
Accumulated depreciation	(351)
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	57
Additions	11
Depreciation	(10)
Property and equipment, ending balance	58
Accumulated depreciation	(58)
Leasehold improvements [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	1,147
Property and equipment, ending balance	1,158
Accumulated depreciation	(1,158)
Leasehold improvements [member] | Accumulated depreciation [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	1,090
Property and equipment, ending balance	1,100
Accumulated depreciation	(1,100)
Under construction [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	178
Additions	44
Depreciation
Property and equipment, ending balance	222
Accumulated depreciation	(222)
Under construction [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	178
Property and equipment, ending balance	222
Accumulated depreciation	(222)
Under construction [member] | Accumulated depreciation [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance
Property and equipment, ending balance
Accumulated depreciation